Prepaid expenses, deposits and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses Deposits And Other Assets Tables [Abstract]
Schedule of prepaid expenses, deposits and other assets

	December 31, 2021	December 31, 2020
Prepaid expenses	1,849	1,546
Accounts receivabl e	2,112	—
Brokerage firm receivables	3,276	—
Deposits and other receivables	3,065	1,448

	10,302	2,994